FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 194	$ 146	$ 161	$ 146	$ 255
Profit / (loss) deferred on new transactions	121	118	58	239	90
(Profit) / loss recognized in the income statement	(72)	(69)	(60)	(141)	(187)
Foreign currency translation	0	(1)	0	(1)	(1)
Reserve balance at the end of the period	$ 243	$ 194	$ 158	$ 243	$ 158